Note 2: Summary of Significant Accounting Practices: Property and Equipment: Schedule of Plant, Property and Equipment (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
Schedule of Plant, Property and Equipment

Schedule of Plant, Property and Equipment

Description	August 31, 2013	May 31, 2013
Work in Progress-Intangible	$694,035	$694,035
Work in Progress-Tangible	$140,965	$140,965
Rights (leases)	$107,250	$107,250
Subtotal	$942,250	$942,250
Depletion	$0	$0
Depreciation	$0	$0
Net Plant - Oil Wells, End of period	$942,250	$942,250